Statutory Information (Tables)	12 Months Ended
Dec. 31, 2013
Statutory Information
Schedule of statutory net income and capital and surplus
	Years Ended and at December 31,
	2013	2012	2011
Statutory net income	$85,356	$95,272	$69,147
Statutory capital and surplus	$436,457	$459,009	$479,767